PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Property, Plant, and Equipment [Abstract]
Depreciation expense	$ 5,665	$ 5,666	$ 16,997	$ 16,996